Label	Element	Value
Value Line Centurion Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Line Centurion Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you pay in connection with an investment in the Fund. It does not take into account any fees or other expenses of any variable annuity or variable life insurance product. If such fees were reflected, expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may not correlate to the expense ratio in the Financial Highlights in this Prospectus and in the Fund’s financial statements because Fees reflect the contractual 12b-1 fee waiver.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests substantially all of the Fund’s net assets in common stocks. The Fund is actively managed by the Adviser which seeks to purchase growth companies that have fundamentally strong market positions in growing industries that may enable those companies to increase future sales and earnings at an above average pace in the coming years. During the investment selection process, the Adviser performs fundamental and quantitative analysis on each company and utilizes the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) to assist in selecting equity securities for purchase or sale. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe followed by the Ranking System consists of stocks of approximately 1,700 companies accounting for approximately 90% of the market capitalization of all stocks traded on the U.S. securities exchanges. All the stocks followed by the Ranking System are listed on U.S. stock exchanges or traded in the U.S. over-the-counter markets. Apart from the diversification requirements of the Investment Company Act of 1940 (the “1940 Act”) applicable to diversified funds (which generally means that it will not invest more than 5% of its total assets in the stocks of any one company), the Fund is not subject to any limit on the percentage of its assets that may be invested in any particular stock and there are no set limitations on the sector weightings of the Fund’s investments.
The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.
The Adviser has discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests substantially all of the Fund’s net assets in common stocks. The Fund is actively managed by the Adviser which seeks to purchase growth companies that have fundamentally strong market positions in growing industries that may enable those companies to increase future sales and earnings at an above average pace in the coming years. During the investment selection process, the Adviser performs fundamental and quantitative analysis on each company and utilizes the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) to assist in selecting equity securities for purchase or sale. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe followed by the Ranking System consists of stocks of approximately 1,700 companies accounting for approximately 90% of the market capitalization of all stocks traded on the U.S. securities exchanges. All the stocks followed by the Ranking System are listed on U.S. stock exchanges or traded in the U.S. over-the-counter markets. Apart from the diversification requirements of the Investment Company Act of 1940 (the “1940 Act”) applicable to diversified funds (which generally means that it will not invest more than 5% of its total assets in the stocks of any one company), the Fund is not subject to any limit on the percentage of its assets that may be invested in any particular stock and there are no set limitations on the sector weightings of the Fund’s investments.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. Therefore, before you invest in this Fund you should carefully evaluate the risks.
Growth Style Risk. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while investors concentrate on other types of stocks, such as “value” stocks.

Market Risk. The chief risk that you assume when investing in the Fund is market risk which is the possibility that the securities in a certain market will decline in value because of factors such as recessions, changes in interest rates, global trade policies, war, terrorism including cyber terrorism, natural and environmental disasters as well as public health emergencies. Market risk may have a material impact on a single issuer, an industry, a sector of the economy or the market as a whole and could be significant and cause losses.

Equity Securities Risk. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

Sector Allocation Risk. A sector is a group of selected industries within the economy, such as technology. The Fund may be overweighted or underweighted in certain sectors, which may cause the Fund’s performance to be more or less sensitive, respectively, to developments affecting those sectors.

Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage the Fund’s portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results or that the investment objective of the Fund will be achieved.

Ranking System Risk. The Adviser’s use of the results of the Ranking System in managing the Fund involves the risk that the Ranking System may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking System, or lower ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio. Quantitative models like the Ranking Systems may not work as anticipated, potentially resulting in lower investment performance or losses to the Fund.

Market Disruption Risk. Markets may be impacted by negative external and /or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses. Recently, the outbreak of respiratory disease caused by the coronavirus COVID-19 has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar pandemics and epidemics in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund.

Cybersecurity Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cybersecurity measures of its service providers, financial intermediaries or companies in which it invests or with which it does business.
An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 8.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follows can help you evaluate the risks of investing in the Fund. The bar chart shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table shows the average annual total returns of these shares for one, five, and ten years. These returns are compared to the performance of the S&P 500® Index, which is a broad based market index. This performance information does not reflect separate account or variable insurance contract fees or charges. If such fees and charges were reflected, the Fund’s returns would be less than those shown. All returns reflect reinvested dividends. The Fund’s past performance is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follows can help you evaluate the risks of investing in the Fund. The bar chart shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table shows the average annual total returns of these shares for one, five, and ten years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns as of 12/31 each year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not reflect separate account or variable insurance contract fees or charges. If such fees and charges were reflected, the Fund’s returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q1 2019 +18.95% Worst Quarter: Q1 2020 –17.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	17.45%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Value Line Centurion Fund, Inc. | S&P 500® Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Value Line Centurion Fund, Inc. | VALUE LINE CENTURION FUND INC
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
Less: 12b-1 Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	545
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,224
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	90
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	309
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	545
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,224
Annual Return 2011	rr_AnnualReturn2011	5.02%
Annual Return 2012	rr_AnnualReturn2012	15.29%
Annual Return 2013	rr_AnnualReturn2013	30.96%
Annual Return 2014	rr_AnnualReturn2014	9.25%
Annual Return 2015	rr_AnnualReturn2015	1.08%
Annual Return 2016	rr_AnnualReturn2016	6.86%
Annual Return 2017	rr_AnnualReturn2017	19.71%
Annual Return 2018	rr_AnnualReturn2018	0.23%
Annual Return 2019	rr_AnnualReturn2019	33.07%
Annual Return 2020	rr_AnnualReturn2020	17.55%
Label	rr_AverageAnnualReturnLabel	Value Line Centurion Fund
1 Year	rr_AverageAnnualReturnYear01	17.55%
5 Years	rr_AverageAnnualReturnYear05	14.93%
10 Years	rr_AverageAnnualReturnYear10	13.40%

[1]	Total Annual Fund Operating Expenses may not correlate to the expense ratio in the Financial Highlights in this Prospectus and in the Fund’s financial statements because Fees reflect the contractual 12b-1 fee waiver.
[2]	EULAV Securities LLC (the “Distributor”) has contractually agreed to waive a portion of the Fund’s 12b-1 fee in an amount equal to 0.13% of the Fund’s average daily net assets through June 30, 2022. There is no assurance that the Distributor will extend the contractual fee waiver beyond June 30, 2022. The waiver cannot be terminated before June 30, 2022 without the approval of the Fund’s Board of Directors.